Other Payables And Accruals - Summary of detailed information about other payables and accruals (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Accrued Expenses And Other Liabilities [Line Items]
Accruals and other payables	$ 66,043,431	$ 25,011,870
Contract liabilities	111,974,163	55,111,818	$ 0
Current accrued expenses and other current liabilities	$ 178,017,594	$ 80,123,688